FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Banks - 4.5%
Home BancShares, Inc.	355,000	$ 8,353,150
M&T Bank Corporation	179,000	26,731,860
Pinnacle Financial Partners, Inc.	105,000	9,878,400
SouthState Corporation	348,110	25,993,374
		70,956,784
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	200,000	17,884,000

Capital Markets - 8.3%
Brookfield Asset Management, Inc. - Class A	1,653,750	88,492,162
T. Rowe Price Group, Inc.	214,390	42,170,513
		130,662,675
Chemicals - 2.8%
Air Products & Chemicals, Inc.	175,500	44,947,305

Construction Materials - 3.2%
Vulcan Materials Company	297,930	50,397,839

Containers & Packaging - 2.5%
Avery Dennison Corporation	187,000	38,748,270

Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. - Class A (a)	105	43,194,795

Electrical Equipment - 1.1%
Amphenol Corporation - Class A	234,000	17,135,820

Electronic Equipment, Instruments & Components - 8.5%
CDW Corporation	558,200	101,603,564
Zebra Technologies Corporation - Class A (a)	63,720	32,842,562
		134,446,126
Health Care Equipment & Supplies - 3.5%
Stryker Corporation	208,000	54,853,760

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Household Durables - 0.6%
NVR, Inc. (a)	1,890	$ 9,060,811

Insurance - 12.8%
Brown & Brown, Inc.	1,919,392	106,430,286
Markel Corporation (a)	60,850	72,723,661
Progressive Corporation (The)	240,000	21,693,600
		200,847,547
IT Services - 7.7%
Black Knight, Inc. (a)	508,611	36,619,992
Broadridge Financial Solutions, Inc.	72,900	12,148,056
Fidelity National Information Services, Inc.	309,400	37,647,792
Genpact Ltd.	741,600	35,233,416
		121,649,256
Machinery - 12.9%
Graco, Inc.	716,650	50,144,000
IDEX Corporation	446,750	92,454,913
Illinois Tool Works, Inc.	289,950	59,912,369
		202,511,282
Multi-Line Retail - 2.0%
Dollar General Corporation	146,300	31,036,082

Oil Gas & Consumable Fuels - 2.5%
EOG Resources, Inc.	483,000	38,770,410

Road & Rail - 1.9%
Landstar System, Inc.	185,721	29,310,488

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	222,950	37,339,666
Microchip Technology, Inc.	80,000	12,279,200
		49,618,866
Specialty Retail - 12.6%
AutoZone, Inc. (a)	22,700	38,544,373
CarMax, Inc. (a)	559,944	71,650,434
Ross Stores, Inc.	810,688	88,243,389
		198,438,196

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Trading Companies & Distributors - 2.6%
Fastenal Company	780,900	$ 40,302,249

Total Common Stocks (Cost $514,424,792)		$ 1,524,772,561

MONEY MARKET FUNDS - 3.2%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $50,032,180)	50,032,180	$ 50,032,180

Total Investments at Value - 100.1% (Cost $564,456,972)		$ 1,574,804,741

Liabilities in Excess of Other Assets - (0.1%)		(1,632,634)

Net Assets - 100.0%		$ 1,573,172,107

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Aerospace & Defense - 1.8%
HEICO Corporation - Class A	90,305	$ 10,694,821

Banks - 2.7%
First Hawaiian, Inc.	535,800	15,725,730

Building Products - 5.8%
Trane Technologies plc	200,300	34,581,795

Capital Markets - 1.1%
T. Rowe Price Group, Inc.	32,400	6,373,080

Chemicals - 4.5%
Air Products & Chemicals, Inc.	103,350	26,468,968

Commercial Services & Supplies - 2.1%
Cintas Corporation	33,220	12,645,525

Commercial Support Services - 2.1%
Republic Services, Inc.	105,680	12,687,941

Construction Materials - 2.9%
Vulcan Materials Company	102,830	17,394,723

Containers & Packaging - 4.2%
Avery Dennison Corporation	120,500	24,968,805

Distributors - 4.0%
Pool Corporation	53,900	23,414,699

Electronic Equipment, Instruments & Components - 6.7%
CDW Corporation	217,000	39,498,340

Equity Real Estate Investment Trusts (REITs) - 1.9%
Digital Realty Trust, Inc.	77,753	11,231,421

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Food Products - 0.4%
McCormick & Company, Inc.	26,700	$ 2,163,501

Health Care Equipment & Supplies - 7.1%
STERIS plc	57,845	11,816,576
Stryker Corporation	114,630	30,230,224
		42,046,800
Industrial Conglomerates - 2.1%
Roper Technologies, Inc.	28,000	12,491,640

Insurance - 9.0%
Arthur J. Gallagher & Company	239,920	35,664,108
Hanover Insurance Group, Inc. (The)	137,200	17,783,864
		53,447,972
IT Services - 14.9%
Broadridge Financial Solutions, Inc.	159,400	26,562,416
Genpact Ltd.	508,300	24,149,333
Jack Henry & Associates, Inc.	125,098	20,523,578
Paychex, Inc.	150,450	16,918,102
		88,153,429
Machinery - 3.7%
Graco, Inc.	74,450	5,209,267
IDEX Corporation	81,174	16,798,959
		22,008,226
Semiconductors & Semiconductor Equipment - 10.8%
Entegris, Inc.	253,000	31,852,700
Microchip Technology, Inc.	207,460	31,843,036
		63,695,736
Specialty Retail - 4.4%
Ross Stores, Inc.	240,026	26,126,830

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Trading Companies & Distributors - 3.0%
Fastenal Company	349,000	$ 18,011,890

Total Common Stocks (Cost $296,492,813)		$ 563,831,872

MONEY MARKET FUNDS - 4.9%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (a) (Cost $28,803,405)	28,803,405	$ 28,803,405

Total Investments at Value - 100.1% (Cost $325,296,218)		$ 592,635,277

Liabilities in Excess of Other Assets - (0.1%)		(209,505)

Net Assets - 100.0%		$ 592,425,772

(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Asset Management - 3.1%
Paya Holdings, Inc. (a)	874,145	$ 9,501,956

Banks - 12.3%
Cambridge Bancorp	76,031	6,690,728
Home BancShares, Inc.	250,000	5,882,500
Pinnacle Financial Partners, Inc.	168,000	15,805,440
SouthState Corporation	121,606	9,080,320
		37,458,988
Commercial Services & Supplies - 2.0%
Healthcare Services Group, Inc.	238,455	5,958,991

Diversified Consumer Services - 9.3%
Carriage Services, Inc.	235,000	10,478,650
frontdoor, inc. (a)	278,000	11,648,200
OneSpaWorld Holdings Ltd. (a)	606,283	6,044,641
		28,171,491
Food Products - 6.2%
Hostess Brands, Inc. (a)	553,000	9,605,610
Nomad Foods Ltd. (a)	338,000	9,315,280
		18,920,890
Gas Utilities - 3.1%
Brookfield Infrastructure Corporation - Class A	157,610	9,437,687

Health Care Providers & Services - 1.8%
U.S. Physical Therapy, Inc.	50,000	5,530,000

Hotels, Restaurants & Leisure - 4.0%
Choice Hotels International, Inc.	97,000	12,257,890

Insurance - 5.8%
Ryan Specialty Group Holdings, Inc. - Class A (a)	158,698	5,375,101
Trisura Group Ltd. (a)	358,480	12,120,209
		17,495,310
IT Services - 9.2%
Cass Information Systems, Inc.	206,145	8,627,168

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
IT Services - 9.2% (Continued)
ExlService Holdings, Inc. (a)	156,000	$ 19,206,720
		27,833,888
Machinery - 2.8%
Franklin Electric Company, Inc.	104,500	8,344,325

Media - 4.0%
Boston Omaha Corporation - Class A (a)	310,000	12,021,800

Multi-Line Retail - 2.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	126,060	7,598,897

Professional Services - 4.8%
CBIZ, Inc. (a)	449,135	14,525,026

Real Estate Management & Development - 5.1%
Colliers International Group, Inc.	120,000	15,325,200

Real Estate Owners & Developers - 2.0%
Dream Finders Homes, Inc. - Class A (a)	352,000	6,100,160

Road & Rail - 3.4%
Landstar System, Inc.	65,700	10,368,774

Software - 6.7%
Descartes Systems Group, Inc. (The) (a)	96,500	7,841,590
SPS Commerce, Inc. (a)	77,700	12,533,787
		20,375,377
Specialty Retail - 7.0%
Monro, Inc.	172,000	9,891,720
Penske Automotive Group, Inc.	114,000	11,468,400
		21,360,120

Total Common Stocks (Cost $182,215,524)		$ 288,586,770

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $15,081,620)	15,081,620	$ 15,081,620

Total Investments at Value - 100.1% (Cost $197,297,144)		$ 303,668,390

Liabilities in Excess of Other Assets - (0.1%)		(326,134)

Net Assets - 100.0%		$ 303,342,256

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.